Shareholder Report, Line Graph (Details) 193911_Innovator Buffer Step-Up Strategy ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Mar. 07, 2022	Oct. 31, 2025
Innovator Buffer Step-Up Strategy ETF®
Account Value [Line Items]
Line Graph and Table Measure Name					Innovator Buffer Step-Up Strategy ETF NAV
Accumulated Value	$ 12,751	$ 10,200	$ 9,436	$ 10,000	$ 14,442
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	14,156	10,257	9,312	10,000	$ 17,193
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500
Accumulated Value	$ 13,581	$ 9,983	$ 9,217	$ 10,000	$ 16,282